INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
INCOME PER SHARE	INCOME PER SHARE
The calculations of basic and diluted income per share attributable to equity holders of SSR Mining for the years ended December 31, 2020 and 2019 are based on the following:

Years ended December 31	2020	2019
Net income	$140,468	$55,757
Net (income) loss attributable to non-controlling interest	(6,974)	1,558
Net income attributable to equity holders of SSR Mining	133,494	57,315
Adjustment for dilutive instruments
Interest saving on convertible notes, net of tax	9,868	—
Net income used in the calculation of diluted net income per share	$143,362	$57,315

Weighted average number of common shares issued	151,144	121,769
Adjustments for dilutive instruments:
Stock options	752	892
Performance share units	93	—
Restricted share units	3	—
Convertible notes	12,445	—
Diluted weighted average number of shares outstanding	164,437	122,661

Net income per share attributable to equity holders of SSR Mining
Basic	$0.88	$0.47
Diluted	$0.87	$0.47